Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2012-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1/31/2015

A.	DATES	Begin	End	# days

1	Payment Date		2/17/2015
2	Collection Period	1/1/2015	1/31/2015	31
3	Monthly Interest Period-Actual	1/15/2015	2/16/2015	33
4	Monthly Interest - Scheduled	1/15/2015	2/14/2015	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	200,000,000.00	-	-	-	-	-	0.0000000
7	Class A-3 Notes	203,670,000.00	-	-	-	-	-	0.0000000
8	Class A-4 Notes	60,000,000.00	0.00	-	-	-	-	0.0000000
9	Total Class A Notes	643,310,000.00	0.00	0.00	0.00	0.00	0.00
10	Class B Notes	30,450,000.00	29,790,359.70	-	-	15,966,790.80	13,823,568.90	0.4539760

11	Total Notes	$673,760,000.00	29,790,359.70	$0.00	$0.00	$15,966,790.80	13,823,568.90

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
16	Class A-1 Notes	0.32800%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.71000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	0.93000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.06000%	0.00	0.0000000	0.00	0.0000000	0.00
20	Total Class A Notes		0.00	0.0000000	0.00	0.0000000	0.00
21	Class B Notes	1.49000%	36,989.70	1.2147685	15,966,790.80	524.3609458	0.00

22	Totals		36,989.70	0.0549004	15,966,790.80	23.6980391	0.00

		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	115,885,590.21				101,515,478.49

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	3.50%	3.50%
25	Aggregate Securitization Value	761,318,516.91	112,794,976.10
26	Aggregate Base Residual Value (Not Discounted)	509,718,503.66	106,425,978.34

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	128	393,631.44
28	Turn-in Ratio on Scheduled Terminations			44.53%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	9,211	128,761,766.90
30	Depreciation/Payments		(1,830,108.90)
31	Gross Credit Losses	(26)	(341,320.21)
32	Early Terminations — Regular	-	-
33	Scheduled Terminations — Returned	(721)	(9,042,318.93)
34	Payoff Units & Lease Reversals	(323)	(4,753,042.76)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	8,141	112,794,976.10

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1/31/2015

C.	SERVICING FEE

37	Servicing Fee Due	107,301.47

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(11,791.54)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,806,592.58
41	Beginning Reserve Account Balance	3,806,592.58
42	Ending Reserve Account Balance	3,806,592.58

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	7,117	98.88%	99,802,973.50
44	31 - 60 Days Delinquent	64	0.89%	928,747.01
45	61 - 90 Days Delinquent	11	0.15%	139,506.03
46	91+ Days Delinquent	6	0.08%	30,642.70

47	Total	7,198	100.00%	100,901,869.24

48	Prepayment Speed (1 Month)				1.83%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

49	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	721	9,042,318.93
50	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(10,152,727.10)
51	Less: Excess Wear and Tear Received in Current Period		(21,277.45)
52	Less: Excess Mileage Received in Current Period		(17,588.41)

	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(1,149,274.03)

53	Beginning Cumulative Net Residual Losses		(20,946,483.77)
54	Current Period Net Residual Losses		(1,149,274.03)

55	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(22,095,757.80)

56	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-2.90%

	Credit Losses:	Units	Amounts
57	Aggregate Securitization Value on charged-off units	26	341,320.21
58	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(253,606.42)

59	Current Period Net Credit Losses/(Gains)		87,713.79

60	Beginning Cumulative Net Credit Losses		3,759,885.49
61	Current Period Net Credit Losses		87,713.79

62	Ending Cumulative Net Credit Losses		3,847,599.28

63	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.51%

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 1/31/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

64	Lease Payments Received	2,679,411.19
65	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	10,191,592.96
66	Liquidation Proceeds, Recoveries & Expenses	253,080.65
67	Insurance Proceeds	525.77
68	Sales Proceeds, Recoveries & Expenses - Early Terminations	-
69	Payoff Payments	5,774,594.24
70	All Other Payments Received	-

71	Collected Amounts	18,899,204.81

72	Investment Earnings on Collection Account	741.69

73	Total Collected Amounts, prior to Servicer Advances	18,899,946.50

74	Servicer Advance	0.00

75	Total Collected Amounts - Available for Distribution	18,899,946.50

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT
76	Servicing Fee	107,301.47
77	Interest on the Exchange Note - to the Trust Collection Account	143,891.27
78	Principal on the Exchange Note - to the Trust Collection Account	14,370,111.72
79	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,890,800.93
80	Remaining Funds Payable to Trust Collection Account	1,387,841.11

81	Total Distributions	18,899,946.50

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

82	Available Funds	18,792,645.03

83	Investment Earnings on Reserve Account	185.74

84	Reserve Account Draw Amount	0.00

85	Total Available Funds - Available for Distribution	18,792,830.77

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

86	Administration Fee	5,365.07
87	Class A Noteholders' Interest Distributable Amount	-
88	Noteholders' First Priority Principal Distributable Amount	-
89	Class B Noteholders' Interest Distributable Amount	36,989.70
90	Noteholders' Second Priority Principal Distributable Amount	-
91	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
92	Noteholders' Regular Principal Distributable Amount	15,966,790.80
93	Remaining Funds Payable to Certificateholder	2,783,685.20

94	Total Distributions	18,792,830.77